Income tax - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Taxable deduction offsets expire, period	6 years
Gross movement of tax	$ 9,054	$ 0
Deferred tax asset net	5,324	0
Increase of net profit	3,627	2,831
Sweden
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses	43,611	912
Sweden | Tax losses related to Interest expense
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses	$ 17,608	$ 13,230
Available of offsetting against future taxable profits, period	6 years